Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Equity	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of range of exercise prices of outstanding share options [Line Items]
Issued	101,000	145,400
Board of Director [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,169,000	2,395,000
Issued	161,000	214,000
Reinvested	100,000	145,000
Redeemed	(345,000)	(576,000)
Forfeitures and cancellations	(6,000)	(9,000)
Ending balance	2,079,000	2,169,000